SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Federal			$ 112,947	$ 46,572
State			1,456
Total current			114,403	46,572
Federal
State
Total deferred
Total	$ 6,030	$ 20,785	$ 114,403	$ 46,572